Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)

INVESTMENTS IN SECURITIES 184.1% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.9%

Alphabet Holding Co., Inc.
5.999% due 09/26/2024		$99	$91
Altice France S.A.
6.484% due 08/14/2026		1,496	1,435
Avantor, Inc.
6.249% due 11/21/2024		347	348
Bausch Health Cos., Inc.
5.231% due 11/27/2025		618	611
CenturyLink, Inc.
5.249% due 01/31/2025		722	708
CityCenter Holdings LLC
4.749% due 04/18/2024		1,347	1,322
CommScope, Inc.
TBD% due 02/06/2026		500	501
Concordia International Corp.
7.993% due 09/06/2024		27,060	25,648
Diamond Resorts Corp.
6.249% due 09/02/2023 «		9,086	8,609
Dubai World
1.750% - 2.000% due 09/30/2022		41,870	39,149
Envision Healthcare Corp.
6.249% due 10/10/2025		2,643	2,478
Financial & Risk U.S. Holdings, Inc.
4.000% due 10/01/2025	EUR	2,793	3,120
6.249% due 10/01/2025		$3,836	3,728
Forbes Energy Services LLC
5.000% due 04/13/2021		2,611	2,611
Forest City Enterprises, L.P.
6.481% due 12/07/2025 «		698	703
FrontDoor, Inc.
5.000% due 08/14/2025 «		139	139
Frontier Communications Corp.
6.250% due 06/15/2024		6,107	5,964
Genworth Holdings, Inc.
6.982% due 03/07/2023 «		169	170
Gray Television, Inc.
4.982% due 01/02/2026		549	544
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(d)		3,380	2,417
TBD% due 01/30/2020		41,675	29,850
Intelsat Jackson Holdings S.A.
6.240% due 11/27/2023		500	492
IRB Holding Corp.
5.739% due 02/05/2025		4,924	4,812
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022	EUR	350	353
McDermott Technology Americas, Inc.
7.499% due 05/12/2025		$10,927	10,495
Messer Industrie GmbH
TBD% due 03/01/2026		590	580
MH Sub LLC
6.236% due 09/13/2024		601	593
Ministry of Finance of Tanzania
7.741% due 12/10/2019 «		430	431
Multi Color Corp.
4.499% due 10/31/2024 «		86	86
NCI Building Systems, Inc.
6.547% due 04/12/2025 «		209	199
Neiman Marcus Group Ltd. LLC
5.733% - 6.021% due 10/25/2020		35,122	32,714
Pacific Gas & Electric Co.
7.500% due 02/22/2049 ^(d)		250	217
Panther BF Aggregator LP
TBD% due 03/18/2026 «		370	366
Parexel International Corp.
5.249% due 09/27/2024		305	295
PetSmart, Inc.
5.490% due 03/11/2022		1,032	928
Preylock Reitman Santa Cruz Mezz LLC
7.993% due 11/09/2022 «(j)		31,560	31,599
Sequa Mezzanine Holdings LLC
7.776% due 11/28/2021		1,130	1,109
11.751% due 04/28/2022 «		36,300	35,574

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

Sigma Bidco BV
3.500% due 07/02/2025	EUR	1,000	1,108
Starfruit Finco BV
3.750% due 10/01/2025		800	897
5.740% due 10/01/2025		$1,300	1,283
Syniverse Holdings, Inc.
7.484% due 03/09/2023		20,705	19,010
TerraForm Power Operating LLC
4.499% due 11/08/2022 «		99	97
West Corp.
6.629% due 10/10/2024		98	92
Westmoreland Coal Co.
4.522% - 10.913% due 05/21/2019 «		7,117	7,188
Total Loan Participations and Assignments (Cost $292,400)			280,664

CORPORATE BONDS & NOTES 46.9%

BANKING & FINANCE 18.3%

AGFC Capital Trust
4.537% (US0003M + 1.750%) due 01/15/2067 ~(l)		20,300	11,165
Ally Financial, Inc.
8.000% due 11/01/2031		16	20
Ambac LSNI LLC
7.592% due 02/12/2023 •(l)		2,932	2,961
Ardonagh Midco PLC
8.375% due 07/15/2023 (l)	GBP	68,007	77,238
8.625% due 07/15/2023		$2,400	2,064
Athene Holding Ltd.
4.125% due 01/12/2028 (l)		282	271
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023 (l)		821	846
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028 (l)		690	702
5.000% due 04/20/2048 (l)		402	394
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(h)(i)	EUR	200	230
Bank of Ireland
7.375% due 06/18/2020 •(h)(i)(l)		600	709
Barclays PLC
3.250% due 01/17/2033 (l)	GBP	1,000	1,249
6.500% due 09/15/2019 •(h)(i)	EUR	300	340
7.250% due 03/15/2023 •(h)(i)(l)	GBP	48,751	65,698
7.750% due 09/15/2023 •(h)(i)(l)		$5,200	5,212
7.875% due 09/15/2022 •(h)(i)(l)	GBP	3,400	4,636
8.000% due 06/15/2024 •(h)(i)		$2,800	2,866
BNP Paribas S.A.
7.000% due 08/16/2028 •(h)(i)(l)		500	500
Brookfield Finance, Inc.
3.900% due 01/25/2028 (l)		476	461
4.700% due 09/20/2047 (l)		406	392
CBL & Associates LP
4.600% due 10/15/2024		13	9
5.950% due 12/15/2026		737	542
Credit Suisse Group AG
7.250% due 09/12/2025 •(h)(i)(l)		560	563
7.500% due 07/17/2023 •(h)(i)(l)		1,600	1,647
Emerald Bay S.A.
0.000% due 10/08/2020 (g)(l)	EUR	1,574	1,688
Equinix, Inc.
2.875% due 03/15/2024 (l)		800	929
2.875% due 02/01/2026 (l)		1,000	1,158
Ford Motor Credit Co. LLC
3.021% due 03/06/2024		200	227
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (l)		$1,441	1,427
6.750% due 03/15/2022 (l)		2,674	2,727
GE Capital European Funding Unlimited Co.
2.625% due 03/15/2023	EUR	30	36
GE Capital International Funding Co. Unlimited Co.
2.342% due 11/15/2020 (l)		$500	494
4.418% due 11/15/2035 (l)		710	659
GE Capital UK Funding Unlimited Co.
4.375% due 07/31/2019	GBP	58	76
GLP Capital LP
5.250% due 06/01/2025		$70	73
Growthpoint Properties International Pty. Ltd.
5.872% due 05/02/2023 (l)		600	615
High Street Funding Trust
4.682% due 02/15/2048 (l)		100	103
HSBC Bank PLC
6.330% due 05/23/2023		48,900	50,493
HSBC Holdings PLC
4.750% due 07/04/2029 •(h)(i)	EUR	240	264

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

5.875% due 09/28/2026 •(h)(i)	GBP	1,200	1,577
6.000% due 09/29/2023 •(h)(i)	EUR	900	1,127
6.500% due 03/23/2028 •(h)(i)(l)		$2,870	2,844
Hunt Cos., Inc.
6.250% due 02/15/2026 (l)		136	127
iStar, Inc.
4.625% due 09/15/2020		71	72
5.250% due 09/15/2022		101	100
Jefferies Finance LLC
6.875% due 04/15/2022 (l)		2,200	2,222
7.250% due 08/15/2024 (l)		4,570	4,524
7.375% due 04/01/2020 (l)		900	902
7.500% due 04/15/2021 (l)		16,604	16,936
Kennedy-Wilson, Inc.
5.875% due 04/01/2024 (l)		358	358
Legg Mason PT
7.130% due 01/10/2021 «		9,182	9,216
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(h)(i)	GBP	200	261
7.500% due 09/27/2025 •(h)(i)(l)		$2,600	2,641
7.625% due 06/27/2023 •(h)(i)(l)	GBP	2,680	3,698
7.875% due 06/27/2029 •(h)(i)(l)		24,586	35,290
LoanCore Capital Markets LLC
6.875% due 06/01/2020 (l)		$7,600	7,614
Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •(l)		1,000	1,044
MetLife, Inc.
5.875% due 03/15/2028 •(h)		46	47
Nationstar Mortgage LLC
6.500% due 07/01/2021 (l)		3,991	4,001
Navient Corp.
5.875% due 03/25/2021		132	137
6.500% due 06/15/2022 (l)		4,410	4,607
7.250% due 01/25/2022 (l)		3,400	3,617
Newmark Group, Inc.
6.125% due 11/15/2023 (l)		170	175
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022 (l)		2,986	3,053
Pinnacol Assurance
8.625% due 06/25/2034 «(j)		23,200	22,695
Provident Funding Associates LP
6.375% due 06/15/2025 (l)		136	124
Royal Bank of Scotland Group PLC
5.076% due 01/27/2030 •		400	422
7.500% due 08/10/2020 •(h)(i)(l)		13,143	13,422
8.000% due 08/10/2025 •(h)(i)(l)		7,027	7,554
8.625% due 08/15/2021 •(h)(i)(l)		4,500	4,804
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(h)(i)(l)	GBP	23,460	31,032
7.375% due 06/24/2022 •(h)(i)(l)		900	1,210
Societe Generale S.A.
6.750% due 04/06/2028 •(h)(i)(l)		$850	785
7.375% due 10/04/2023 •(h)(i)(l)		3,300	3,277
Springleaf Finance Corp.
6.875% due 03/15/2025 (l)		565	585
7.750% due 10/01/2021 (l)		3,650	3,947
Stearns Holdings LLC
9.375% due 08/15/2020 (l)		823	774
TP ICAP PLC
5.250% due 01/26/2024 (l)	GBP	12,100	16,041
UBS Group Funding Switzerland AG
5.750% due 02/19/2022 •(h)(i)(l)	EUR	3,600	4,412
UniCredit SpA
7.830% due 12/04/2023 (l)		$22,840	25,455
Unigel Luxembourg S.A.
10.500% due 01/22/2024 (l)		3,140	3,396
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (l)	GBP	6,712	9,666
7.395% due 03/28/2024		6,155	8,878
Voyager Aviation Holdings LLC
8.500% due 08/15/2021 (l)		$69,440	71,718
WeWork Cos., Inc.
7.875% due 05/01/2025 (l)		306	283
			578,354
INDUSTRIALS 22.3%

AA Bond Co. Ltd.
2.750% due 07/31/2043 (l)	GBP	4,500	5,396
Air Canada Pass-Through Trust
3.700% due 07/15/2027		$120	116
Altice Financing S.A.
5.250% due 02/15/2023 (l)	EUR	21,005	24,244
5.250% due 02/15/2023		100	115

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

6.625% due 02/15/2023 (l)		$13,595	13,935
7.500% due 05/15/2026 (l)		11,400	11,315
Altice France S.A.
5.875% due 02/01/2027 (l)	EUR	4,400	5,098
6.250% due 05/15/2024 (l)		$350	354
8.125% due 02/01/2027 (l)		12,700	12,859
Associated Materials LLC
9.000% due 01/01/2024 (l)		54,965	54,278
Baffinland Iron Mines Corp.
8.750% due 07/15/2026 (l)		7,500	7,566
Bausch Health Americas, Inc.
8.500% due 01/31/2027		206	219
Bombardier, Inc.
7.875% due 04/15/2027 (l)		1,146	1,183
Charter Communications Operating LLC
4.200% due 03/15/2028 (l)		544	541
Chesapeake Energy Corp.
6.037% (US0003M + 3.250%) due 04/15/2019 ~		134	134
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (l)		14,408	14,786
9.250% due 02/15/2024 (l)		33,991	36,115
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024 (l)		178	177
CommScope Finance LLC
5.500% due 03/01/2024		459	471
8.250% due 03/01/2027		47	49
Community Health Systems, Inc.
5.125% due 08/01/2021 (l)		21,668	21,410
6.250% due 03/31/2023 (l)		60,190	56,729
8.000% due 03/15/2026 (l)		2,212	2,122
8.625% due 01/15/2024 (l)		1,078	1,082
Constellation Oil Services Holding S.A. (9.000% Cash and 0.500% PIK)
9.500% due 11/09/2024 ^(c)(d)		452	170
CSC Holdings LLC
6.500% due 02/01/2029 (l)		700	746
DAE Funding LLC
5.250% due 11/15/2021 (l)		1,514	1,548
5.750% due 11/15/2023 (l)		1,518	1,564
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (l)		565	567
10.750% due 09/01/2024 (l)		16,800	15,897
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (l)		16,047	16,248
EI Group PLC
6.875% due 05/09/2025 (l)	GBP	2,210	3,123
Envision Healthcare Corp.
8.750% due 10/15/2026 (l)		$12,973	11,595
Exela Intermediate LLC
10.000% due 07/15/2023 (l)		618	632
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (l)		8,692	8,203
6.875% due 03/01/2026 (l)		9,630	8,968
7.000% due 02/15/2021 (l)		887	904
Fresh Market, Inc.
9.750% due 05/01/2023 (l)		21,546	16,267
Frontier Finance PLC
8.000% due 03/23/2022 (l)	GBP	24,200	31,244
Full House Resorts, Inc.
8.575% due 01/31/2024 «		$1,777	1,758
General Electric Co.
0.375% due 05/17/2022	EUR	100	111
3.100% due 01/09/2023 (l)		$158	157
3.150% due 09/07/2022		8	8
4.375% due 09/16/2020		4	4
5.000% due 01/21/2021 •(h)		1,557	1,454
5.550% due 01/05/2026 (l)		1,376	1,459
5.875% due 01/14/2038		22	23
6.150% due 08/07/2037		26	29
6.875% due 01/10/2039 (l)		204	242
Hilton Domestic Operating Co., Inc.
5.125% due 05/01/2026		325	331
Huntsman International LLC
4.500% due 05/01/2029		246	245
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(d)		9,391	6,715
9.000% due 03/01/2021 ^(d)		49,763	35,332
9.000% due 09/15/2022 ^(d)		2,981	2,131
11.250% due 03/01/2021 ^(d)		10,530	7,476
Intelsat Connect Finance S.A.
9.500% due 02/15/2023 (l)		1,479	1,317
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024 (l)		1,383	1,445
8.500% due 10/15/2024 (l)		13,078	12,784
9.750% due 07/15/2025 (l)		614	626

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(l)		41,896	37,785
8.125% due 06/01/2023 (l)		1,289	902
Kronos Acquisition Holdings, Inc.
9.000% due 08/15/2023 (l)		4,800	4,140
Mallinckrodt International Finance S.A.
5.500% due 04/15/2025 (l)		4,352	3,416
Metinvest BV
7.750% due 04/23/2023 (l)		400	392
8.500% due 04/23/2026 (l)		5,400	5,321
Micron Technology, Inc.
5.327% due 02/06/2029 (l)		844	869
Netflix, Inc.
4.625% due 05/15/2029 (l)	EUR	1,500	1,798
Odebrecht Oil & Gas Finance Ltd.
0.000% due 04/29/2019 (g)(h)		$4,070	41
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (l)		6,714	6,395
Par Pharmaceutical, Inc.
7.500% due 04/01/2027		650	661
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (l)		771	769
5.250% due 08/15/2022 (l)		20,007	20,555
5.500% due 02/15/2024 (l)		6,802	7,074
Petroleos Mexicanos
6.500% due 03/13/2027 (l)		930	936
6.750% due 09/21/2047		260	240
PetSmart, Inc.
5.875% due 06/01/2025 (l)		496	418
Platin GmbH
6.875% due 06/15/2023 (l)	EUR	2,300	2,532
QVC, Inc.
5.950% due 03/15/2043 (l)		$4,700	4,365
Radiate Holdco LLC
6.875% due 02/15/2023 (l)		360	358
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026 (l)	EUR	1,100	1,246
6.875% due 11/15/2026 (l)		200	221
Rockpoint Gas Storage Canada Ltd.
7.000% due 03/31/2023		$44	44
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	158
Sands China Ltd.
4.600% due 08/08/2023 (l)		$1,200	1,240
5.125% due 08/08/2025 (l)		1,300	1,357
5.400% due 08/08/2028 (l)		7,041	7,400
Scientific Games International, Inc.
3.375% due 02/15/2026 (l)	EUR	210	228
Shelf Drilling Holdings Ltd.
8.250% due 02/15/2025		$64	61
SoftBank Group Corp.
4.000% due 04/20/2023 (l)	EUR	27,850	33,675
Spanish Broadcasting System, Inc.
12.500% due 04/20/2049 ^(d)		$54,910	56,695
Starfruit Finco BV
6.500% due 10/01/2026 (l)	EUR	300	339
Sunoco LP
4.875% due 01/15/2023 (l)		$272	277
Syngenta Finance NV
4.441% due 04/24/2023 (l)		300	306
4.892% due 04/24/2025 (l)		300	306
5.182% due 04/24/2028 (l)		700	713
T-Mobile USA, Inc.
4.750% due 02/01/2028		108	107
Teva Pharmaceutical Finance Netherlands BV
3.250% due 04/15/2022 (l)	EUR	1,600	1,840
Topaz Solar Farms LLC
4.875% due 09/30/2039		$124	122
5.750% due 09/30/2039		507	525
Transocean Pontus Ltd.
6.125% due 08/01/2025 (l)		779	792
Triumph Group, Inc.
4.875% due 04/01/2021 (l)		638	625
5.250% due 06/01/2022		136	131
United Group BV
4.375% due 07/01/2022	EUR	390	451
4.875% due 07/01/2024		430	495
Univision Communications, Inc.
5.125% due 05/15/2023 (l)		$2,755	2,631
5.125% due 02/15/2025 (l)		5,012	4,693
UPCB Finance Ltd.
3.625% due 06/15/2029 (l)	EUR	790	923
Vale Overseas Ltd.
6.250% due 08/10/2026		$864	944

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

6.875% due 11/21/2036		307	352
6.875% due 11/10/2039		236	271
ViaSat, Inc.
5.625% due 09/15/2025 (l)		496	477
5.625% due 04/15/2027		379	387
VOC Escrow Ltd.
5.000% due 02/15/2028 (l)		295	288
Westmoreland Coal Co.
8.750% due 01/01/2022 ^(d)		31,910	14,838
Wind Tre SpA
2.625% due 01/20/2023 (l)	EUR	1,000	1,091
2.750% due 01/20/2024 •(l)		500	534
3.125% due 01/20/2025 (l)		450	477
Wyndham Destinations, Inc.
3.900% due 03/01/2023		$409	402
4.250% due 03/01/2022		28	28
5.400% due 04/01/2024 (l)		174	178
5.750% due 04/01/2027 (l)		4,605	4,585
Wynn Macau Ltd.
4.875% due 10/01/2024 (l)		400	391
5.500% due 10/01/2027 (l)		400	384
Yellowstone Energy LP
5.750% due 12/31/2026 «		3,520	3,585
			707,397

UTILITIES 6.3%
AT&T, Inc.
4.900% due 08/15/2037 (l)		1,904	1,928
DTEK Finance PLC (10.750% Cash or 10.750% PIK)
10.750% due 12/31/2024 (c)(l)		11,651	11,674
Frontier Communications Corp.
8.000% due 04/01/2027		570	590
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037		300	352
Odebrecht Drilling Norbe Ltd.
6.350% due 12/01/2021 (l)		6,632	6,557
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK)
7.350% due 12/01/2026 (c)(l)		2,142	1,333
Odebrecht Offshore Drilling Finance Ltd.
6.720% due 12/01/2022 (l)		31,484	30,146
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK)
7.720% due 12/01/2026 (c)(l)		19,912	5,074
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(d)(l)		1,086	969
2.950% due 03/01/2026 ^(d)(l)		4,152	3,654
3.250% due 09/15/2021 ^(d)		293	269
3.250% due 06/15/2023 ^(d)(l)		1,157	1,044
3.300% due 03/15/2027 ^(d)(l)		3,665	3,225
3.300% due 12/01/2027 ^(d)(l)		7,190	6,309
3.400% due 08/15/2024 ^(d)(l)		1,092	988
3.500% due 10/01/2020 ^(d)		1,032	955
3.500% due 06/15/2025 ^(d)(l)		2,321	2,077
3.750% due 02/15/2024 ^(d)(l)		1,068	977
3.750% due 08/15/2042 ^(d)		116	92
3.850% due 11/15/2023 ^(d)(l)		78	71
4.000% due 12/01/2046 ^(d)		45	37
4.250% due 05/15/2021 ^(d)		555	520
4.250% due 08/01/2023 ^(d)(l)		1,570	1,468
4.300% due 03/15/2045 ^(d)(l)		664	556
4.500% due 12/15/2041 ^(d)		1,251	1,079
4.600% due 06/15/2043 ^(d)		88	76
4.650% due 08/01/2028 ^(d)		5,189	4,800
4.750% due 02/15/2044 ^(d)		5,572	4,903
5.125% due 11/15/2043 ^(d)(l)		6,679	6,074
5.400% due 01/15/2040 ^(d)		92	88
5.800% due 03/01/2037 ^(d)(l)		17,754	17,310
6.050% due 03/01/2034 ^(d)(l)		11,464	11,435
6.250% due 03/01/2039 ^(d)(l)		3,534	3,552
6.350% due 02/15/2038 ^(d)		4,204	4,246
Petrobras Global Finance BV
5.375% due 10/01/2029 (l)	GBP	2,320	3,076
5.750% due 02/01/2029		$1,304	1,295
5.999% due 01/27/2028 (l)		4,750	4,819
6.250% due 12/14/2026 (l)	GBP	9,298	13,346
6.625% due 01/16/2034 (l)		11,017	15,624
7.375% due 01/17/2027 (l)		$3,946	4,363
Rio Oil Finance Trust
9.250% due 07/06/2024 (l)		14,789	16,157
9.750% due 01/06/2027 (l)		3,740	4,189
Southern California Edison Co.
3.650% due 03/01/2028		29	29
5.750% due 04/01/2035		54	60
6.000% due 01/15/2034		12	14

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

6.650% due 04/01/2029	120	132
Transocean Poseidon Ltd.
6.875% due 02/01/2027 (l)	640	667
		198,199
Total Corporate Bonds & Notes (Cost $1,521,514)		1,483,950

CONVERTIBLE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Caesars Entertainment Corp.
5.000% due 10/01/2024	2,952	4,203
Total Convertible Bonds & Notes (Cost $5,509)		4,203

MUNICIPAL BONDS & NOTES 1.2%

ILLINOIS 0.1%

Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044	350	356
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029	580	647
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	145	157
7.350% due 07/01/2035	115	131
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	1,360	1,337
		2,628

IOWA 0.0%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,140	1,156

NEW JERSEY 0.2%

New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036 «	6,230	6,054

TEXAS 0.0%

Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024	100	102

VIRGINIA 0.0%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	95	92

WEST VIRGINIA 0.9%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.010% due 06/01/2047 (g)	231,485	14,549
7.467% due 06/01/2047	13,785	13,784
		28,333
Total Municipal Bonds & Notes (Cost $35,818)		38,365

U.S. GOVERNMENT AGENCIES 4.1%

Fannie Mae
3.000% due 01/25/2042 (a)(l)	931	76
3.301% due 10/25/2042 •	2,795	2,831
3.500% due 08/25/2032 (a)(l)	2,125	285
3.515% due 08/25/2038 •(a)	748	88
3.665% due 02/25/2043 •(a)(l)	4,338	491
4.155% due 12/25/2036 •(a)(l)	2,941	458
6.036% due 07/25/2029 •	4,480	4,817
8.236% due 07/25/2029 •(l)	6,000	7,038
Freddie Mac
0.000% due 04/25/2045 - 11/25/2050 (b)(g)(l)	94,596	61,739
0.100% due 02/25/2046 - 11/25/2050 (a)	1,164,377	4,660
0.200% due 04/25/2045 (a)	4,060	0
2.011% due 11/25/2045 ~(a)(l)	51,924	7,439
3.716% due 09/15/2042 •(a)	1,469	198
3.844% due 04/25/2025 ~	5,400	4,957
4.000% due 03/15/2027 (a)	714	71
4.016% due 12/15/2034 •(a)	1,109	47
7.636% due 10/25/2029 •	10,650	12,066
11.486% due 03/25/2029 •	4,788	5,778
12.240% due 12/25/2045 •	4,173	4,113
12.986% due 10/25/2028 •(l)	995	1,341
13.236% due 03/25/2025 •	7,116	9,534

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

Ginnie Mae
3.500% due 06/20/2042 (a)(l)	1,043	142
3.632% due 08/20/2042 •(a)(l)	2,880	540
3.762% due 12/20/2040 •(a)(l)	2,721	346
4.218% due 08/16/2039 •(a)(l)	2,564	204
Total U.S. Government Agencies (Cost $118,258)		129,259

NON-AGENCY MORTGAGE-BACKED SECURITIES 45.2%

Adjustable Rate Mortgage Trust
2.636% due 03/25/2037 •	1,639	1,619
2.746% due 03/25/2036 •(l)	4,897	3,548
4.560% due 03/25/2037 ~(l)	4,068	3,706
5.652% due 11/25/2037 ^~	1,326	1,188
American Home Mortgage Investment Trust
6.600% due 01/25/2037 Ø	5,018	2,065
ASG Resecuritization Trust
3.454% due 01/28/2037 ~(l)	16,204	13,583
6.000% due 06/28/2037 ~(l)	37,274	27,661
Banc of America Alternative Loan Trust
2.846% due 06/25/2037 •	585	460
4.155% due 06/25/2037 ^•(a)	629	101
6.000% due 07/25/2035 ^	113	113
6.000% due 04/25/2036	1,210	1,113
6.000% due 07/25/2046 ^	1,484	1,321
6.500% due 02/25/2036 ^	2,551	2,457
11.472% due 09/25/2035 ^•	337	399
Banc of America Funding Trust
0.000% due 11/26/2036 ~(l)	31,928	7,092
2.696% due 04/25/2037 ^•	1,930	1,618
4.155% due 09/20/2037 ~	818	617
4.287% due 09/20/2047 ^~	309	272
4.704% due 04/20/2035 ^~	2,494	2,282
4.777% due 09/20/2046 ^~	2,906	2,788
5.357% due 08/26/2036 ~	5,785	5,037
6.000% due 10/25/2037 ^	5,218	3,918
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	1,488	1,417
5.750% due 05/25/2037 ^	1,152	1,016
6.000% due 10/25/2036 ^	181	173
Bancorp Commercial Mortgage Trust
6.234% due 08/15/2032 •(l)	3,470	3,456
Barclays Commercial Mortgage Securities Trust
7.484% due 08/15/2027 •(l)	24,090	23,933
Bayview Commercial Asset Trust
2.706% due 03/25/2037 •	207	196
2.716% due 12/25/2036 •	294	285
2.916% due 08/25/2034 •	129	127
BCAP LLC Trust
2.670% due 05/26/2036 •	6,703	5,796
2.728% due 02/26/2037 ~(l)	18,094	13,999
2.990% due 05/26/2035 •	7,145	5,939
3.032% due 02/26/2047 •(l)	21,109	17,810
3.955% due 07/26/2036 ~	4,188	4,020
3.972% due 07/26/2036 ~	888	815
4.139% due 03/27/2037 ~	7,791	6,360
4.198% due 03/26/2037 ~	1,910	1,686
5.500% due 12/26/2035 ~(l)	11,532	10,425
5.999% due 07/26/2036 ~	757	819
6.000% due 06/26/2037 ~(l)	5,916	5,937
6.075% due 11/26/2035 ~	3,173	3,234
7.671% due 10/26/2037 ~	4,491	3,950
10.852% due 01/26/2036 ~	14,708	3,562
Bear Stearns Adjustable Rate Mortgage Trust
4.247% due 02/25/2036 ^~	1,124	1,060
Bear Stearns ALT-A Trust
2.826% due 08/25/2036 ^•(l)	29,928	24,313
2.986% due 01/25/2036 ^•(l)	9,988	10,250
3.611% due 03/25/2035 •(l)	7,186	6,633
3.762% due 04/25/2037 ~(l)	6,988	5,649
3.941% due 08/25/2046 ^~	4,402	4,221
3.955% due 07/25/2036 ~(l)	55,057	32,995
4.147% due 12/25/2046 ^~(l)	5,590	4,666
4.187% due 09/25/2035 ^~(l)	6,147	4,253
4.322% due 03/25/2036 ~	2,785	2,059
Bear Stearns Commercial Mortgage Securities Trust
5.740% due 04/12/2038 ~	1,120	1,130
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036 Ø	3,523	3,349
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~	516	327
CD Mortgage Trust
5.688% due 10/15/2048	18,898	11,047

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

Citigroup Commercial Mortgage Trust
5.541% due 12/10/2049 ~(l)		15,140	8,741
Citigroup Mortgage Loan Trust
3.562% due 07/25/2036 ^~		3,296	2,520
4.074% due 03/25/2037 ^~		3,745	3,307
4.145% due 08/25/2034 ~		6,115	5,210
4.175% due 08/25/2037 ~		3,709	2,723
4.333% due 03/25/2037 ^~		2,005	1,948
4.578% due 04/25/2037 ^~		635	556
5.500% due 12/25/2035		3,645	2,966
6.000% due 07/25/2036		5,302	3,824
6.500% due 09/25/2036		1,596	1,259
Commercial Mortgage Loan Trust
5.953% due 12/10/2049 ~(l)		17,701	11,551
Countrywide Alternative Loan Resecuritization Trust
3.622% due 03/25/2047 ~		814	812
7.000% due 01/25/2037 ^		5,882	2,666
Countrywide Alternative Loan Trust
2.666% due 05/25/2036 •(l)		17,358	13,299
2.678% due 03/20/2047 •		817	698
2.696% due 08/25/2047 ^•		1,639	1,437
2.706% due 05/25/2047 •(l)		13,245	8,253
2.716% due 03/25/2036 •(l)		18,266	15,638
2.746% due 07/25/2036 •(l)		8,547	6,858
3.088% due 11/20/2035 •		211	201
3.186% due 10/25/2035 ^•		1,085	891
3.707% due 07/20/2035 ^•(l)		13,955	11,581
3.888% due 05/25/2036 ~		7,586	6,934
5.500% due 11/25/2035		2,168	1,685
5.500% due 02/25/2036 ^		1,558	1,350
5.500% due 02/25/2036		1,650	1,486
5.500% due 05/25/2036 (l)		5,372	4,983
5.500% due 05/25/2036 ^(l)		1,744	1,618
6.000% due 03/25/2035 ^		416	310
6.000% due 04/25/2036		726	492
6.000% due 01/25/2037 ^(l)		1,269	1,244
6.000% due 02/25/2037 ^		1,949	1,303
6.000% due 04/25/2037 ^(l)		6,024	4,323
6.250% due 12/25/2036 ^•		722	530
12.965% due 07/25/2035 •		124	146
Countrywide Asset-Backed Certificates
2.726% due 04/25/2036 ^•(l)		665	539
Countrywide Home Loan Mortgage Pass-Through Trust
3.976% due 05/20/2036 ^~		2,319	1,915
4.263% due 09/20/2036 ~		4,466	3,850
4.356% due 03/25/2046 ^•(l)		47,971	31,151
Credit Suisse Commercial Mortgage Trust
5.646% due 02/15/2039 ~(l)		1,762	1,768
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 ~(l)		3,853	3,903
5.100% due 08/15/2038 ~(l)		3,400	3,292
6.000% due 01/25/2036 ^		366	332
Credit Suisse Mortgage Capital Certificates
3.010% (LIBOR01M) due 11/30/2037 ~		10,750	9,729
3.239% due 05/27/2036 ~(l)		6,571	5,204
3.817% due 05/26/2036 ~(l)		8,240	6,627
3.825% due 12/29/2037 ~		4,982	4,154
3.905% due 10/26/2036 ~(l)		20,378	19,443
4.050% due 09/26/2047 ~(l)		24,694	17,439
4.077% due 04/28/2037 ~		5,652	5,590
4.373% due 11/25/2037 •(l)		11,091	8,558
5.750% due 05/26/2037 (l)		24,329	21,116
8.531% due 11/27/2037 •		9,199	5,283
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036		2,564	2,101
6.500% due 05/25/2036 ^		3,270	2,272
DBUBS Mortgage Trust
4.652% due 11/10/2046 (l)		19,203	15,938
Debussy DTC PLC
5.930% due 07/12/2025 (l)	GBP	53,900	70,132
8.250% due 07/12/2025		10,000	12,894
Deutsche ALT-A Securities, Inc.
2.786% due 04/25/2037 •(l)		$7,609	4,877
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.500% due 12/25/2035 ^		664	599
Epic Drummond Ltd.
0.000% due 01/25/2022 •(l)	EUR	3,514	3,887
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	6,441
0.532% due 03/13/2045 •	EUR	7,067	6,277
1.143% due 06/13/2045 •	GBP	1,594	1,796
1.843% (BP0003M + 1.000%) due 06/13/2045 ~		16,143	19,781
2.093% (BP0003M + 1.250%) due 06/13/2045 ~		16,656	20,052
2.443% due 09/13/2045 •		15,240	18,765

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

2.593% (BP0003M + 1.750%) due 06/13/2045 ~		10,252	12,198
3.093% due 09/13/2045 •		10,872	13,418
4.343% (BP0003M + 3.500%) due 06/13/2045 ~		3,637	4,559
4.693% due 09/13/2045 •		9,034	12,313
First Horizon Alternative Mortgage Securities Trust
0.000% due 05/25/2020 (b)(g)		$8	5
First Horizon Mortgage Pass-Through Trust
4.771% due 05/25/2037 ^~		5,552	4,485
Fondo de Titulizacion de Activos UCI
0.000% due 06/16/2049 •	EUR	3,091	3,298
GC Pastor Hipotecario FTA
0.000% due 06/21/2046 •(l)		23,949	23,556
GCCFC Commercial Mortgage Trust
5.371% due 03/10/2039 ~		$939	437
5.614% due 07/10/2038 ~(l)		10,700	9,735
6.307% due 06/10/2036 ~(l)		2,850	2,846
GE Commercial Mortgage Corp. Trust
5.439% due 12/10/2049 ~(l)		8,310	7,520
Grifonas Finance PLC
0.050% due 08/28/2039 •	EUR	8,837	9,085
GS Mortgage Securities Corp.
4.591% due 10/10/2032 ~(l)		$28,657	26,266
GSC Capital Corp. Mortgage Trust
2.666% due 05/25/2036 ^•(l)		2,642	2,444
HarborView Mortgage Loan Trust
2.975% due 06/19/2045 ^•		1,222	800
Hipocat FTA
0.000% due 01/15/2050 •	EUR	2,314	2,566
HomeBanc Mortgage Trust
3.817% due 04/25/2037 ^~(l)		$6,191	5,710
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(l)		10,068	9,093
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043 •(l)	EUR	29,590	30,051
IM Pastor Fondo de Titulizacion de Activos
0.000% due 03/22/2044 •		943	972
Impac Secured Assets Trust
2.656% due 01/25/2037 •(l)		$2,613	2,550
IndyMac Mortgage Loan Trust
2.696% due 11/25/2036 •		230	220
3.841% due 11/25/2035 ^~		4,232	3,939
3.896% due 06/25/2036 ~		1,096	1,021
Jefferies Resecuritization Trust
6.000% due 12/26/2036 ~		3,943	1,979
JPMorgan Alternative Loan Trust
2.979% due 06/27/2037 •(l)		11,918	10,516
4.060% due 11/25/2036 ^~		753	751
4.149% due 05/25/2036 ^~		844	641
6.000% due 12/25/2035 ^		1,112	1,038
9.657% due 06/27/2037 ~		14,152	10,843
JPMorgan Chase Commercial Mortgage Securities Trust
5.010% due 07/15/2042 ~(l)		1,963	1,981
5.585% due 01/12/2043 ~(l)		2,875	2,872
5.911% (LIBOR01M + 3.427%) due 10/15/2032 ~		4,700	4,481
6.061% due 06/12/2041 ~(l)		10,975	10,947
JPMorgan Resecuritization Trust
4.440% due 03/21/2037 ~		3,817	3,359
6.000% due 09/26/2036		2,447	2,170
6.500% due 04/26/2036 ~		5,997	3,806
Lansdowne Mortgage Securities PLC
0.031% due 09/16/2048 •	EUR	10,070	10,160
Lavender Trust
6.250% due 10/26/2036		$5,166	4,071
LB-UBS Commercial Mortgage Trust
5.778% due 02/15/2040 ~(l)		4,145	4,146
6.174% due 06/15/2038 ~		350	357
Lehman Mortgage Trust
6.000% due 01/25/2038 ^		2,865	2,962
Lehman XS Trust
3.386% due 08/25/2047 ^•		478	421
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		3,569	3,476
Merrill Lynch Mortgage Investors Trust
4.373% due 03/25/2036 ^~(l)		11,390	8,308
Morgan Stanley Capital Trust
5.399% due 12/15/2043		2,814	2,144
6.118% due 06/11/2049 ~(l)		1,596	1,606
6.155% due 08/12/2041 ~(l)		6,027	6,133
Morgan Stanley Mortgage Loan Trust
2.656% due 05/25/2036 •		178	69
4.280% due 05/25/2036 ^~(l)		2,569	1,930
5.962% due 06/25/2036 ^~		2,218	938
Morgan Stanley Re-REMIC Trust
2.408% due 03/26/2037 Ø		2,669	2,425

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

3.439% due 02/26/2037 •		4,517	3,972
Morgan Stanley Resecuritization Trust
4.422% due 06/26/2035 ~(l)		10,903	8,254
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 «(l)		4,919	4,560
Motel 6 Trust
9.410% due 08/15/2019 •(l)		38,911	39,555
Natixis Commercial Mortgage Securities Trust
4.734% due 11/15/2034 •		5,611	5,540
5.484% due 11/15/2034 •		7,294	7,218
6.484% due 11/15/2034 •(l)		3,163	3,108
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(g)		6	5
RBSSP Resecuritization Trust
4.626% due 09/26/2035 ~		7,645	5,996
6.000% due 06/26/2037 ~		1,738	1,444
Residential Accredit Loans, Inc. Trust
2.636% due 02/25/2037 •		607	558
6.000% due 12/25/2035 ^(l)		2,765	2,677
6.000% due 11/25/2036 ^		3,374	3,031
6.250% due 02/25/2037 ^(l)		4,436	4,061
6.500% due 09/25/2037 ^		1,615	1,554
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032		793	637
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,018	985
6.000% due 02/25/2037 ^		216	156
6.000% due 03/25/2037 ^		2,961	1,768
6.250% due 10/25/2036 ^		126	126
RiverView HECM Trust
3.160% due 05/25/2047 «•(l)		17,279	15,779
Sequoia Mortgage Trust
3.453% due 02/20/2034 •		454	438
4.384% due 09/20/2032 ~		539	529
Structured Asset Mortgage Investments Trust
2.696% due 05/25/2036 •		35	32
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		1,364	937
SunTrust Adjustable Rate Mortgage Loan Trust
4.758% due 02/25/2037 ^~(l)		5,006	4,830
Theat Extension Fee
4.190% due 12/15/2024 «	GBP	767	0
Theatre Hospitals PLC
3.928% due 10/15/2031 •(l)		36,388	44,225
4.563% due 10/15/2031 •		1,729	2,074
Wachovia Bank Commercial Mortgage Trust
5.720% due 10/15/2048 ~(l)		$471	445
WaMu Mortgage Pass-Through Certificates Trust
2.625% due 07/25/2046 •		317	311
3.891% due 08/25/2036 ^~		2,139	2,074
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	0	134,677
0.000% due 12/21/2049 (g)		0	1,687
1.639% due 12/21/2049 •		21,709	28,079
2.339% due 12/21/2049 •		2,261	2,914
2.839% due 12/21/2049 •		1,130	1,472
3.339% due 12/21/2049 •		646	844
3.839% due 12/21/2049 •		646	827
Washington Mutual Mortgage Pass-Through Certificates Trust
2.726% due 01/25/2047 ^•		$2,277	2,059
3.367% (12MTA + 0.970%) due 06/25/2046 ~(l)		8,443	5,312
5.750% due 11/25/2035 ^		1,717	1,640
5.967% due 05/25/2036 ^Ø(l)		6,789	5,924
Wells Fargo Mortgage Loan Trust
4.153% due 03/27/2037 ~(l)		6,550	5,838
Total Non-Agency Mortgage-Backed Securities (Cost $1,380,310)			1,430,682

ASSET-BACKED SECURITIES 60.3%

Aames Mortgage Investment Trust
3.476% due 07/25/2035 •(l)		19,113	19,109
ACE Securities Corp. Home Equity Loan Trust
2.596% due 12/25/2036 •(l)		25,346	9,186
3.106% due 02/25/2036 ^•(l)		5,734	5,418
3.581% due 07/25/2035 ^•		17,938	12,609
Adagio CLO DAC
0.000% due 04/30/2031 ~	EUR	1,800	1,639
Aegis Asset-Backed Securities Trust
2.966% due 06/25/2035 •(l)		$12,094	10,883
Airspeed Ltd.
2.754% due 06/15/2032 •		3,880	3,763
American Money Management Corp. CLO Ltd.
8.857% due 04/14/2029 •(l)		6,100	6,106

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.096% due 09/25/2035 •(l)		13,750	13,134
4.436% due 09/25/2032 •		1,148	1,141
Arbor Realty Commercial Real Estate Notes Ltd.
6.984% due 04/15/2027 •		5,300	5,366
Argent Securities Trust
2.586% due 06/25/2036 •		2,067	720
2.606% due 04/25/2036 •		1,191	489
2.636% due 06/25/2036 •		4,336	1,526
2.636% due 09/25/2036 •		8,994	3,637
2.676% due 03/25/2036 •(l)		12,673	7,961
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.806% due 01/25/2036 •(l)		16,692	15,413
2.866% due 02/25/2036 •(l)		32,602	25,208
2.946% due 11/25/2035 •		5,851	4,927
3.761% due 11/25/2034 •(l)		9,031	8,572
Asset-Backed Funding Certificates Trust
3.311% due 07/25/2035 •(l)		7,400	7,110
3.536% due 03/25/2034 ^•		979	913
Asset-Backed Securities Corp. Home Equity Loan Trust
4.930% due 08/15/2033 •		559	551
Banco Bilbao Vizcaya Argentaria S.A.
0.341% due 03/22/2046 «•	EUR	1,056	812
Bear Stearns Asset-Backed Securities Trust
2.626% due 12/25/2036 •(l)		$16,490	17,349
3.686% due 07/25/2035 •(l)		39,756	38,621
3.986% due 10/27/2032 •		217	215
4.361% due 12/25/2034 •(l)		18,650	18,069
4.530% due 10/25/2036 ~		403	373
6.000% due 12/25/2035 ^		543	492
BSPRT Issuer Ltd.
6.530% due 06/15/2027		8,672	8,695
California Republic Auto Receivables Trust
0.000% due 04/15/2025 «(g)		10,100	9,437
Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		2,900	2,168
Carrington Mortgage Loan Trust
2.566% due 03/25/2035 •		953	722
2.746% due 02/25/2037 •(l)		9,100	8,490
2.906% due 02/25/2037 •(l)		13,201	10,068
3.536% due 05/25/2035 •		4,400	4,334
Cavendish Square Funding PLC
0.632% due 02/11/2055 •	EUR	1,500	1,619
1.542% due 02/11/2055 •		3,500	3,784
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		$3,390	1,918
Citigroup Mortgage Loan Trust
2.626% due 01/25/2037 •(l)		26,481	23,364
2.636% due 12/25/2036 •(l)		23,485	11,632
2.646% due 09/25/2036 •(l)		17,259	12,789
2.686% due 05/25/2037 •		687	506
2.706% due 12/25/2036 •(l)		4,730	2,376
3.186% due 11/25/2046 •		4,867	3,726
6.351% due 05/25/2036 ^Ø		2,848	1,621
Conseco Finance Securitizations Corp.
9.546% due 12/01/2033 ~(l)		6,480	6,854
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	2,862
3.600% due 11/27/2028		1,197	1,347
4.500% due 11/27/2028		1,047	1,178
6.200% due 11/27/2028		1,296	1,458
Coronado CDO Ltd.
4.115% due 09/04/2038 •		$26,800	17,728
6.000% due 09/04/2038		4,300	3,382
Countrywide Asset-Backed Certificates
2.616% due 12/25/2036 ^•(l)		29,787	27,664
2.626% due 06/25/2035 •(l)		61,342	55,655
2.626% due 03/25/2037 •(l)		19,873	18,195
2.626% due 07/25/2037 ^•(l)		9,569	8,517
2.626% due 06/25/2047 ^•(l)		43,769	39,287
2.646% due 05/25/2036 •(l)		7,069	6,328
2.686% due 06/25/2037 ^•(l)		19,540	17,735
2.706% due 05/25/2037 •(l)		10,900	10,403
2.706% due 08/25/2037 •(l)		26,000	23,140
2.706% due 05/25/2047 •(l)		17,951	17,127
2.706% due 06/25/2047 ^•(l)		19,000	15,667
2.716% due 04/25/2047 •(l)		35,000	29,048
2.726% due 03/25/2036 •(l)		29,653	26,532
2.776% due 10/25/2047 •(l)		59,229	50,428
2.876% due 04/25/2036 •(l)		8,762	7,711
2.936% due 03/25/2047 ^•		1,668	1,268
2.976% due 04/25/2036 •		15,850	10,337
3.036% due 05/25/2047 ^•		3,128	2,478
3.686% due 06/25/2033 •		128	125

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

4.672% due 10/25/2046 ^~		469	459
4.763% due 10/25/2032 ^~(l)		19,805	17,867
Countrywide Asset-Backed Certificates Trust
2.636% due 03/25/2047 ^•(l)		11,084	10,876
3.006% due 05/25/2036 •(l)		32,300	26,627
4.211% due 11/25/2034 •(l)		13,611	13,413
Crecera Americas LLC
5.563% due 08/31/2020 •		49,923	50,040
Credit-Based Asset Servicing & Securitization CBO Corp.
2.858% due 09/06/2041 •		65,385	6,408
Credit-Based Asset Servicing & Securitization LLC
3.116% due 07/25/2035 •		3,000	2,738
ECAF Ltd.
4.947% due 06/15/2040 (l)		5,833	5,873
Encore Credit Receivables Trust
3.176% due 07/25/2035 •(l)		421	414
Euromax ABS PLC
0.032% due 11/10/2095 •	EUR	6,000	6,239
FAB UK Ltd.
0.000% due 12/06/2045 ~	GBP	11,059	5,615
Fieldstone Mortgage Investment Trust
2.656% due 07/25/2036 •		$5,880	3,335
First Franklin Mortgage Loan Trust
0.000% due 04/25/2036 (g)(l)		8,040	7,047
2.726% due 04/25/2036 •(l)		6,825	6,336
2.866% due 02/25/2036 •		5,500	4,973
3.431% due 09/25/2035 •		5,969	4,637
3.461% due 05/25/2036 •		14,001	7,295
Fremont Home Loan Trust
2.636% due 01/25/2037 •		3,620	2,007
2.726% due 02/25/2037 •		1,512	786
Glacier Funding CDO Ltd.
3.008% due 08/04/2035 •		23,884	5,969
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~(l)		8,818	7,315
Greystone Commercial Real Estate Ltd.
7.234% due 03/15/2027 •(l)		25,000	24,977
GSAA Trust
5.058% due 05/25/2035 Ø(l)		5,158	5,318
GSAMP Trust
2.546% due 01/25/2037 •		3,758	2,473
2.576% due 01/25/2037 •		1,121	740
2.646% due 04/25/2036 •		656	481
2.686% due 11/25/2036 •		4,582	2,781
2.736% due 12/25/2036 •		5,000	2,981
2.756% due 04/25/2036 •(l)		23,403	17,496
4.136% due 10/25/2034 •		396	385
5.036% due 10/25/2033 •		250	252
Halcyon Loan Advisors European Funding BV
0.000% due 04/15/2030 ~	EUR	1,400	1,244
Hillcrest CDO Ltd.
2.941% due 12/10/2039 •		$44,706	18,732
Home Equity Asset Trust
3.581% due 05/25/2035 •(l)		3,800	3,804
3.686% due 07/25/2035 •		4,000	3,793
Home Equity Loan Trust
2.826% due 04/25/2037 •(l)		13,500	10,814
Home Equity Mortgage Loan Asset-Backed Trust
2.646% due 11/25/2036 •(l)		5,596	4,527
2.726% due 04/25/2037 •(l)		3,787	2,826
2.926% due 03/25/2036 •		1,504	1,429
House of Europe Funding PLC
0.000% due 11/08/2090 •	EUR	903	1,013
Hout Bay Corp.
2.732% due 07/05/2041 •		$82,117	23,239
HSI Asset Securitization Corp. Trust
2.596% due 12/25/2036 •		23,949	9,324
2.646% due 10/25/2036 •		9,463	5,192
2.656% due 12/25/2036 •		14,669	5,716
2.676% due 01/25/2037 •(l)		42,163	33,634
2.876% due 11/25/2035 •(l)		5,830	5,676
IXIS Real Estate Capital Trust
3.461% due 09/25/2035 ^•		5,457	4,829
JPMorgan Mortgage Acquisition Trust
2.636% due 07/25/2036 •		1,807	1,065
2.646% due 07/25/2036 ^•		1,292	530
5.462% due 09/25/2029 ^Ø		3,711	2,926
5.888% due 10/25/2036 ^Ø(l)		12,371	9,751
Jubilee CLO BV
0.000% due 01/15/2028 ~	EUR	7,000	4,291
Lehman XS Trust
4.778% due 05/25/2037 ^~(l)		$11,483	10,490
Long Beach Mortgage Loan Trust
2.680% due 02/25/2036 •(l)		44,401	36,250

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

3.136% due 09/25/2034 •	1,216	1,169
3.191% due 11/25/2035 •(l)	38,925	30,923
MASTR Asset-Backed Securities Trust
2.656% due 06/25/2036 •(l)	7,151	6,379
2.666% due 02/25/2036 •(l)	8,223	4,291
2.726% due 06/25/2036 •	3,714	2,080
3.026% due 12/25/2035 •(l)	11,561	7,185
Morgan Stanley ABS Capital, Inc. Trust
2.546% due 09/25/2036 •	3,981	1,959
2.556% due 10/25/2036 •	4	3
2.626% due 10/25/2036 •(l)	9,820	6,072
2.636% due 06/25/2036 •	792	648
2.636% due 06/25/2036 •(l)	6,980	4,588
2.636% due 09/25/2036 •	7,997	4,008
2.636% due 11/25/2036 •(l)	18,850	12,896
2.706% due 10/25/2036 •	4,732	2,958
3.161% due 09/25/2035 •(l)	18,121	17,101
3.521% due 01/25/2035 •	4,719	2,077
4.436% due 05/25/2034 •	1,959	1,942
National Collegiate Commutation Trust
0.000% due 03/25/2038 •	87,000	38,545
New Century Home Equity Loan Trust
5.486% due 01/25/2033 ^•	491	453
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.816% due 10/25/2036 ^•	4,899	1,668
2.906% due 02/25/2036 •(l)	31,899	25,553
Ocean Trails CLO
7.788% due 08/13/2025 •	3,500	3,518
Option One Mortgage Loan Trust
2.616% due 07/25/2037 •(l)	17,080	12,295
2.626% due 01/25/2037 •(l)	11,266	7,122
2.706% due 01/25/2037 •	2,298	1,466
2.736% due 03/25/2037 •	700	412
2.816% due 04/25/2037 •	2,702	1,717
Option One Mortgage Loan Trust Asset-Backed Certificates
2.946% due 11/25/2035 •(l)	13,200	12,791
Park Place Securities, Inc.
3.116% due 09/25/2035 •(l)	7,240	6,898
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.976% due 08/25/2035 •(l)	8,350	8,141
3.311% due 07/25/2035 •(l)	30,950	29,500
3.521% due 03/25/2035 ^•(l)	7,500	7,069
3.611% due 10/25/2034 •(l)	10,000	9,760
4.211% due 02/25/2035 •(l)	29,447	28,465
4.511% due 12/25/2034 •(l)	25,974	22,848
Popular ABS Mortgage Pass-Through Trust
3.176% due 06/25/2035 •	626	617
3.636% due 06/25/2035 •	1,349	1,315
RAAC Trust
4.236% due 05/25/2046 •(l)	17,151	14,620
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø	3,159	1,400
Residential Asset Mortgage Products Trust
2.806% due 01/25/2036 •(l)	11,249	10,199
2.866% due 01/25/2036 •	4,360	4,290
3.206% due 02/25/2035 •	250	250
3.240% due 04/25/2034 •	3,781	3,745
3.360% due 04/25/2034 •(l)	4,038	3,999
4.065% due 04/25/2034 ^•	1,211	945
4.470% due 04/25/2034 ^•	1,738	1,348
Residential Asset Securities Corp. Trust
2.616% due 11/25/2036 •(l)	10,345	8,676
2.656% due 10/25/2036 •(l)	10,907	8,328
2.766% due 04/25/2036 •(l)	5,270	5,109
2.816% due 04/25/2036 •	6,499	4,659
2.826% due 05/25/2037 •(l)	9,275	9,145
3.146% due 12/25/2035 •(l)	15,580	12,934
3.611% due 02/25/2035 •	1,900	1,895
Securitized Asset-Backed Receivables LLC Trust
2.626% due 07/25/2036 •(l)	21,684	17,885
2.646% due 07/25/2036 •	2,829	1,329
2.736% due 05/25/2036 •(l)	18,524	11,924
2.756% due 03/25/2036 •(l)	7,406	6,874
2.936% due 10/25/2035 •(l)	13,000	12,567
3.086% due 11/25/2035 •(l)	10,951	8,227
3.146% due 08/25/2035 ^•(l)	3,205	2,165
SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «(g)	25	22,233
SLM Student Loan Trust
0.000% due 01/25/2042 «(g)	20	13,718
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(g)	5	4,726
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(g)	200	2,304

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

0.000% due 01/25/2039 (g)		21,280	8,146
0.000% due 05/25/2040 (g)		22,175	10,486
0.000% due 07/25/2040 «(g)		110	5,973
0.000% due 09/25/2040 (g)		9,122	5,916
Soloso CDO Ltd.
3.115% due 10/07/2037 •		11,318	9,451
Soundview Home Loan Trust
2.636% due 06/25/2037 •(l)		3,425	2,412
2.646% due 11/25/2036 •(l)		6,473	6,409
2.666% due 02/25/2037 •		8,285	3,161
2.746% due 02/25/2037 •(l)		9,616	3,731
2.766% due 05/25/2036 •(l)		14,665	14,254
2.836% due 03/25/2036 •(l)		7,933	7,721
3.436% due 10/25/2037 •(l)		6,719	5,603
3.586% due 09/25/2037 •(l)		2,631	2,485
Specialty Underwriting & Residential Finance Trust
2.836% due 03/25/2037 •		601	328
3.461% due 12/25/2035 •		3,230	3,224
4.286% due 05/25/2035 •		1,978	1,934
4.297% due 02/25/2037 ^Ø		3,285	1,834
Symphony CLO Ltd.
7.397% due 07/14/2026 •		10,700	10,131
7.687% due 10/15/2025 •(l)		9,850	9,488
Taberna Preferred Funding Ltd.
3.073% due 05/05/2038 •		11,186	10,767
3.083% due 02/05/2037 •		23,311	20,922
3.113% due 08/05/2036 ^•		14,855	13,481
3.113% due 08/05/2036 •		3,693	3,351
Trapeza CDO LLC
3.702% due 01/20/2034 •(l)		6,367	6,375
Wachovia Mortgage Loan Trust
3.176% due 10/25/2035 •(l)		8,000	7,504
Wells Fargo Home Equity Asset-Backed Securities Trust
2.816% due 05/25/2036 •(l)		5,000	4,948
Total Asset-Backed Securities (Cost $1,766,245)			1,908,224

SOVEREIGN ISSUES 5.1%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	800	723
3.380% due 12/31/2038 Ø(l)		26,572	17,008
3.875% due 01/15/2022 (l)		7,800	7,462
5.250% due 01/15/2028		400	333
6.250% due 11/09/2047		200	162
7.820% due 12/31/2033 (l)		54,148	53,023
45.325% (BADLARPP + 3.250%) due 03/01/2020 ~	ARS	4,700	108
45.563% (BADLARPP + 2.000%) due 04/03/2022 ~		329,220	7,381
49.153% (BADLARPP) due 10/04/2022 ~		1,302	51
67.546% (ARLLMONP + 0.000%) due 06/21/2020 ~(a)		323,811	8,333
Autonomous City of Buenos Aires Argentina
0.000% due 03/29/2024 •		1,289,143	26,584
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	121
4.950% due 02/11/2020		100	116
Export-Credit Bank of Turkey
8.250% due 01/24/2024 (l)		$800	780
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	100	116
Peru Government International Bond
5.700% due 08/12/2024	PEN	157	50
5.940% due 02/12/2029		11,596	3,679
6.350% due 08/12/2028		16,821	5,491
Provincia de Buenos Aires
0.000% (BADLARPP + 3.750%) due 04/12/2025 ~	ARS	83,000	1,739
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	2,135
Turkey Government International Bond
3.250% due 06/14/2025		600	610
4.625% due 03/31/2025 (l)		9,200	10,052
5.200% due 02/16/2026 (l)		3,200	3,548
7.625% due 04/26/2029 (l)		$10,300	10,225
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		1,330	394
8.250% due 10/13/2024 ^(d)		188	57

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

9.250% due 09/15/2027 ^(d)		1,654	529
Total Sovereign Issues (Cost $208,480)			160,810

		SHARES

COMMON STOCKS 1.4%

CONSUMER DISCRETIONARY 0.6%

Caesars Entertainment Corp. (e)		2,222,152	19,311

ENERGY 0.3%

Dommo Energia S.A. «(e)(j)		45,477,748	7,029
Dommo Energia S.A. SP - ADR «(e)		8,580	174
Forbes Energy Services Ltd. (e)(j)		152,625	496
			7,699

FINANCIALS 0.1%

Ardonagh Group Ltd. «(j)		2,651,536	4,058

UTILITIES 0.4%

Eneva S.A. (e)(j)		32,781	155
Eneva S.A. (j)		105,612	499
TexGen Power LLC «		285,522	11,207
			11,861
Total Common Stocks (Cost $48,203)			42,929

WARRANTS 0.0%

INDUSTRIALS 0.0%

Sequa Corp. - Exp. 04/28/2024 «		2,530,304	735
Total Warrants (Cost $0)			735

PREFERRED SECURITIES 3.1%

BANKING & FINANCE 1.8%

Nationwide Building Society
10.250% ~		285,475	54,100
OCP CLO Ltd.
0.000% due 04/26/2028 (g)		2,600	2,181
			56,281

INDUSTRIALS 1.3%

Sequa Corp.
9.000%«		54,494	43,497
Total Preferred Securities (Cost $104,643)			99,778

REAL ESTATE INVESTMENT TRUSTS 1.8%

REAL ESTATE 1.8%

VICI Properties, Inc.		2,572,665	56,290
Total Real Estate Investment Trusts (Cost $37,244)			56,290

SHORT-TERM INSTRUMENTS 6.0%

REPURCHASE AGREEMENTS (k) 5.3%
			168,119

		PRINCIPAL AMOUNT (000s)

ARGENTINA TREASURY BILLS 0.1%

47.285% due 04/12/2019 - 06/28/2019 (f)(g)	ARS	137,540	3,601

U.S. TREASURY BILLS 0.6%

2.406% due 04/11/2019 - 06/20/2019 (f)(g)(l)(n)(p)		$18,821	18,795

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

Total Short-Term Instruments (Cost $190,927)		190,515
Total Investments in Securities (Cost $5,709,551)		5,826,404

	SHARES

INVESTMENTS IN AFFILIATES 0.3%

MUTUAL FUNDS 0.3%

Sierra Hamilton Holder LLC «(j)	30,136,800	9,803
Total Mutual Funds (Cost $7,639)		9,803
Total Investments in Affiliates (Cost $7,639)		9,803
Total Investments 184.4% (Cost $5,717,190)		$5,836,207
Financial Derivative Instruments (m)(o) (0.0)%(Cost or Premiums, net $(13,873))		(1,905)
Other Assets and Liabilities, net (84.4)%		(2,669,867)
Net Assets 100.0%		$3,164,435

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

(g)	Zero coupon security.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Ardonagh Group Ltd.	04/02/2015	$3,931	$4,058	0.13%
Dommo Energia S.A.	12/21/2017 - 12/26/2017	1,183	7,029	0.22
Eneva S.A.	12/21/2017 - 03/25/2019	644	654	0.02
Forbes Energy Services Ltd.	02/27/2013 - 03/11/2014	7,380	496	0.01
Pinnacol Assurance 8.625 due 06/25/2034	06/23/2014	23,200	22,695	0.72
Preylock Reitman Santa Cruz Mezz LLC 7.993 due 11/09/2022	04/09/2018	31,560	31,599	1.00
Sierra Hamilton Holder LLC	07/31/2017	7,639	9,803	0.31
		$75,537	$76,334	2.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	2.350%	03/29/2019	04/01/2019	$11,800	U.S. Treasury Notes 2.875% due 07/31/2025	$(12,100)	$11,800	$11,802
FICC	2.000	03/29/2019	04/01/2019	919	U.S. Treasury Notes 1.125% due 06/30/2021	(940)	919	919
NOM	2.700	03/29/2019	04/01/2019	155,400	U.S. Treasury Notes 2.625% due 08/15/2020	(158,664)	155,400	155,435
Total Repurchase Agreements						$(171,704)	$168,119	$168,156

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	(0.350)%	03/29/2019	05/14/2019	EUR	(348)	$(390)
	(0.300)	02/14/2019	05/14/2019		(2,866)	(3,214)
	(0.150)	02/14/2019	05/14/2019		(592)	(664)
	(0.050)	03/04/2019	06/04/2019		(7,291)	(8,179)
	0.050	02/25/2019	05/27/2019		(3,634)	(4,076)
	0.950	03/08/2019	04/08/2019	GBP	(4,849)	(6,319)
	1.000	03/07/2019	04/08/2019		(10,151)	(13,230)
	1.100	02/28/2019	05/28/2019		(25,048)	(32,655)
	3.330	03/01/2019	06/03/2019		$(1,654)	(1,659)
	3.400	01/11/2019	04/11/2019		(12,772)	(12,868)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

	3.608	03/05/2019	03/05/2020		(22,261)	(22,321)
	3.613	03/21/2019	06/21/2019		(6,707)	(6,714)
	3.625	03/19/2019	06/19/2019		(44,376)	(44,434)
	3.683	02/19/2019	05/20/2019		(20,620)	(20,706)
	3.684	02/14/2019	05/14/2019		(4,980)	(5,003)
	3.800	01/11/2019	04/11/2019		(21,479)	(21,660)
	3.933	11/16/2018	TBD(3)		(58,554)	(58,816)
BRC	1.200	12/24/2018	TBD(3)		(13,718)	(13,763)
	2.600	12/24/2018	TBD(3)		(10,046)	(10,117)
	3.050	01/22/2019	04/22/2019		(9,091)	(9,144)
	3.250	12/24/2018	TBD(3)		(2,377)	(2,398)
	3.300	02/11/2019	05/13/2019		(4,075)	(4,093)
	3.300	03/05/2019	06/05/2019		(3,924)	(3,934)
	3.430	03/14/2019	06/14/2019		(5,674)	(5,684)
	3.613	03/21/2019	06/21/2019		(6,368)	(6,375)
	3.663	02/21/2019	05/21/2019		(5,621)	(5,643)
	3.761	01/18/2019	04/18/2019		(4,469)	(4,503)
	3.779	01/23/2019	04/23/2019		(7,812)	(7,868)
	3.780	01/16/2019	04/16/2019		(42,214)	(42,546)
	4.609	06/27/2017	TBD(3)		(12,534)	(12,542)
	4.609	04/13/2018	06/27/2019		(19,233)	(19,246)
	4.795	08/16/2017	TBD(3)		(14,167)	(14,329)
	4.795	04/13/2018	07/05/2019		(23,570)	(23,846)
CFR	(0.250)	03/22/2019	06/20/2019	EUR	(1,010)	(1,133)
	0.600	03/22/2019	06/20/2019	GBP	(1,845)	(2,404)
DBL	0.650	01/16/2019	04/16/2019	EUR	(535)	(601)
	3.349	03/05/2019	03/05/2020		$(4,380)	(4,391)
	3.489	02/07/2019	02/07/2020		(29,550)	(29,702)
	3.494	01/31/2019	01/31/2020		(21,404)	(21,529)
FOB	2.750	03/07/2019	04/08/2019		(23,179)	(23,223)
GLM	0.450	02/13/2019	05/13/2019	EUR	(15,179)	(17,037)
	3.595	03/07/2019	06/07/2019		$(4,911)	(4,923)
	3.620	03/01/2019	06/03/2019		(31,332)	(31,430)
	3.694	02/15/2019	05/15/2019		(6,394)	(6,424)
	3.763	02/21/2019	05/21/2019		(12,304)	(12,354)
	3.780	01/17/2019	04/17/2019		(50,902)	(51,298)
	3.870	03/01/2019	06/03/2019		(11,817)	(11,856)
IND	3.430	02/20/2019	05/20/2019		(5,032)	(5,051)
JML	(0.320)	03/14/2019	06/14/2019	EUR	(2,777)	(3,115)
	(0.320)	03/22/2019	04/23/2019		(913)	(1,024)
	(0.300)	02/14/2019	05/14/2019		(1,078)	(1,208)
	(0.300)	03/04/2019	06/04/2019		(13,190)	(14,793)
	(0.200)	03/05/2019	06/05/2019		(801)	(898)
	(0.200)	03/28/2019	06/05/2019		(27,495)	(30,842)
	(0.200)	04/01/2019	06/05/2019		(26,176)	(29,363)
	(0.150)	10/22/2018	TBD(3)		(1,148)	(1,287)
	(0.150)	03/05/2019	06/05/2019		(6,964)	(7,811)
	0.000	02/28/2019	05/28/2019		(12,555)	(14,083)
	0.292	02/26/2019	05/28/2019		(1,857)	(2,084)
	0.492	02/26/2019	05/28/2019		(3,548)	(3,982)
	0.900	01/22/2019	04/24/2019	GBP	(37,305)	(48,671)
	0.900	02/14/2019	05/14/2019		(2,149)	(2,803)
	0.950	01/22/2019	04/24/2019		(4,215)	(5,500)
	0.950	02/14/2019	05/14/2019		(4,289)	(5,593)
	0.950	03/04/2019	06/04/2019		(1,469)	(1,914)
	0.950	03/05/2019	06/05/2019		(15,570)	(20,293)
	0.950	03/19/2019	06/04/2019		(5,912)	(7,703)
	0.950	03/22/2019	04/23/2019		(611)	(796)
	0.950	03/22/2019	06/04/2019		(22,093)	(28,783)
	1.050	03/18/2019	06/18/2019		(45,000)	(58,634)
	3.050	03/14/2019	04/15/2019		$(5,561)	(5,569)
JPS	3.879	01/25/2019	04/25/2019		(19,962)	(20,104)
MEI	0.000	03/26/2019	05/24/2019	EUR	(37,229)	(41,761)
	2.900	03/18/2019	04/18/2019		$(9,160)	(9,170)
MSB	3.849	06/05/2018	06/05/2019		(22,795)	(22,861)
	3.913	03/20/2019	03/20/2020		(20,257)	(20,284)
	3.915	09/20/2018	09/17/2019		(34,243)	(34,295)
	3.933	08/16/2018	08/16/2019		(9,590)	(9,636)
	3.983	08/16/2018	08/16/2019		(4,549)	(4,571)
	4.072	10/23/2018	10/23/2019		(52,189)	(52,590)
	4.083	02/05/2019	02/05/2020		(28,337)	(28,514)
	4.086	05/01/2018	05/01/2019		(5,179)	(5,214)
	4.088	05/08/2018	05/08/2019		(21,588)	(21,715)
	4.097	07/13/2018	07/15/2019		(5,943)	(5,994)
	4.108	10/03/2018	10/03/2019		(2,126)	(2,147)
	4.115	04/27/2018	04/26/2019		(21,053)	(21,202)
MZF	3.438	03/19/2019	04/22/2019		(12,942)	(12,958)
	3.583	03/19/2019	06/19/2019		(31,374)	(31,415)
	3.711	01/22/2019	04/22/2019		(27,939)	(28,138)
	3.747	01/11/2019	04/11/2019		(15,812)	(15,944)
NOM	3.050	03/11/2019	04/11/2019		(18,310)	(18,343)
	3.050	03/13/2019	04/15/2019		(9,041)	(9,056)
	3.050	03/14/2019	04/16/2019		(13,035)	(13,055)
	3.150	02/26/2019	04/26/2019		(1,301)	(1,305)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

	3.210	02/19/2019	04/22/2019		(10,855)	(10,895)
	3.210	03/22/2019	04/22/2019		(2,444)	(2,446)
	4.763	08/04/2017	TBD(3)		(25,721)	(25,905)
	4.763	05/04/2018	08/05/2019		(19,176)	(19,313)
RBC	3.700	01/11/2019	04/11/2019		(11,269)	(11,362)
	3.800	01/11/2019	04/11/2019		22,162	(22,349)
	3.860	01/18/2019	07/18/2019		(18,382)	(18,526)
	3.940	02/08/2019	05/08/2019		(4,353)	(4,378)
RCE	1.819	01/18/2019	04/18/2019	GBP	(2,058)	(2,691)
RCY	3.300	03/11/2019	06/11/2019		$(378)	(379)
RDR	2.800	03/11/2019	06/11/2019		(2,635)	(2,639)
	2.810	03/20/2019	06/20/2019		(918)	(919)
	3.030	01/23/2019	04/23/2019		(1,033)	(1,039)
	3.030	01/24/2019	04/23/2019		(974)	(979)
RTA	3.179	03/12/2019	09/12/2019		(1,149)	(1,151)
	3.185	03/06/2019	09/06/2019		(3,566)	(3,574)
	3.188	03/07/2019	09/09/2019		(4,773)	(4,784)
	3.224	10/22/2018	04/22/2019		(1,447)	(1,468)
	3.248	10/24/2018	04/24/2019		(12,380)	(12,558)
	3.274	10/26/2018	04/26/2019		(17,777)	(18,031)
	3.676	03/14/2019	09/16/2019		(19,192)	(19,227)
	3.682	03/04/2019	09/04/2019		(7,231)	(7,252)
	3.688	03/07/2019	09/09/2019		(29,738)	(29,814)
	3.693	02/21/2019	08/21/2019		(8,023)	(8,055)
	3.713	02/21/2019	05/21/2019		(9,367)	(9,405)
	3.721	03/20/2019	09/20/2019		(16,606)	(16,627)
	3.726	03/25/2019	09/25/2019		(8,267)	(8,273)
	3.729	03/12/2019	09/12/2019		(3,116)	(3,122)
	3.739	02/06/2019	05/06/2019		(7,887)	(7,931)
	3.765	01/25/2019	04/25/2019		(18,026)	(18,150)
	3.765	02/08/2019	08/08/2019		(1,466)	(1,474)
	3.773	01/16/2019	04/16/2019		(5,658)	(5,702)
	3.780	01/17/2019	04/17/2019		(1,355)	(1,366)
	3.787	01/11/2019	04/11/2019		(7,604)	(7,668)
	3.811	01/31/2019	07/31/2019		(7,002)	(7,046)
	3.842	11/07/2018	05/07/2019		(7,217)	(7,329)
	3.863	11/16/2018	05/16/2019		(17,302)	(17,554)
	4.444	10/31/2017	TBD(3)		(3,884)	(3,913)
	4.444	11/23/2018	10/31/2019		(11,096)	(11,178)
SBI	3.452	01/28/2019	04/29/2019		(5,412)	(5,445)
	3.765	02/11/2019	08/12/2019		(31,805)	(31,968)
	3.779	01/23/2019	04/23/2019		(55,616)	(56,013)
	3.799	10/11/2018	04/11/2019		(73,265)	(73,883)
SOG	0.490	03/05/2019	06/05/2019	EUR	(4,180)	(4,690)
	3.180	03/05/2019	06/05/2019		$(11,409)	(11,436)
	3.180	03/07/2019	06/07/2019		(23,718)	(23,770)
	3.180	03/12/2019	06/12/2019		(9,731)	(9,748)
	3.180	03/18/2019	06/18/2019		(4,715)	(4,721)
	3.180	03/21/2019	06/21/2019		(20,520)	(20,540)
	3.200	02/28/2019	05/28/2019		(26,893)	(26,970)
	3.250	02/21/2019	05/21/2019		(16,710)	(16,769)
	3.300	02/04/2019	05/06/2019		(13,790)	(13,861)
	3.300	02/06/2019	05/06/2019		(8,345)	(8,386)
	3.300	02/19/2019	05/20/2019		(16,100)	(16,161)
	3.300	03/25/2019	05/06/2019		(720)	(720)
	3.310	01/08/2019	04/08/2019		(1,253)	(1,263)
	3.310	01/18/2019	04/08/2019		(466)	(469)
	3.310	01/23/2019	04/11/2019		(668)	(672)
	3.330	01/23/2019	04/23/2019		(14,079)	(14,168)
	3.330	01/31/2019	05/01/2019		(8,287)	(8,333)
	3.558	03/11/2019	06/11/2019		(33,914)	(33,984)
	3.561	03/14/2019	06/14/2019		(19,502)	(19,537)
	3.575	03/18/2019	06/18/2019		(9,746)	(9,760)
	3.601	02/22/2019	05/22/2019		(11,624)	(11,668)
	3.644	02/14/2019	05/14/2019		(47,624)	(47,846)
	3.729	01/24/2019	04/24/2019		(20,533)	(20,676)
	3.749	01/10/2019	04/10/2019		(21,200)	(21,379)
UBS	(0.250)	02/22/2019	05/22/2019	EUR	(700)	(784)
	(0.250)	03/07/2019	05/22/2019		(684)	(768)
	(0.200)	02/22/2019	05/22/2019		(390)	(437)
	(0.200)	03/04/2019	06/04/2019		(1,373)	(1,539)
	(0.150)	03/14/2019	06/14/2019		(10,642)	(11,937)
	0.657	02/01/2019	05/03/2019		(15,776)	(17,716)
	0.950	03/19/2019	05/28/2019	GBP	(1,042)	(1,358)
	1.000	03/08/2019	06/10/2019		(8,392)	(10,938)
	1.050	02/04/2019	05/07/2019		(3,010)	(3,927)
	1.725	01/28/2019	04/29/2019		(26,968)	(35,230)
	1.754	01/15/2019	04/15/2019		(32,181)	(42,067)
	2.800	03/04/2019	06/04/2019		$(2,641)	(2,647)
	3.000	02/21/2019	TBD(3)		(5,179)	(5,196)
	3.000	02/22/2019	TBD(3)		(8,557)	(8,584)
	3.040	03/13/2019	06/13/2019		(1,141)	(1,143)
	3.050	03/11/2019	06/11/2019		(24,532)	(24,576)
	3.050	03/27/2019	06/11/2019		(816)	(816)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

	3.060	03/05/2019	06/05/2019	(6,471)	(6,486)
	3.060	03/07/2019	06/07/2019	(8,140)	(8,157)
	3.060	03/18/2019	06/18/2019	(2,706)	(2,709)
	3.100	02/22/2019	05/22/2019	(7,794)	(7,820)
	3.100	03/11/2019	06/11/2019	(2,916)	(2,921)
	3.100	03/22/2019	06/11/2019	(6,581)	(6,587)
	3.130	02/19/2019	05/20/2019	(31,829)	(31,942)
	3.140	02/13/2019	05/13/2019	(38,115)	(38,271)
	3.140	03/13/2019	06/13/2019	(5,763)	(5,773)
	3.160	03/05/2019	06/05/2019	(7,222)	(7,239)
	3.160	03/18/2019	06/18/2019	(23,552)	(23,581)
	3.190	02/07/2019	05/07/2019	(13,984)	(14,050)
	3.200	02/22/2019	05/22/2019	(711)	(713)
	3.210	01/22/2019	04/22/2019	(11,653)	(11,725)
	3.210	03/05/2019	06/05/2019	(1,746)	(1,750)
	3.210	03/07/2019	06/07/2019	(763)	(765)
	3.210	03/15/2019	04/22/2019	(150)	(150)
	3.210	03/27/2019	06/07/2019	(351)	(351)
	3.230	01/10/2019	04/10/2019	(3,002)	(3,024)
	3.240	02/06/2019	05/06/2019	(5,928)	(5,957)
	3.250	01/07/2019	04/08/2019	(1,040)	(1,048)
	3.250	01/10/2019	04/10/2019	(23,700)	(23,873)
	3.250	01/11/2019	04/11/2019	(7,695)	(7,751)
	3.250	02/22/2019	05/22/2019	(1,361)	(1,366)
	3.290	02/06/2019	05/06/2019	(1,522)	(1,530)
	3.300	01/10/2019	04/10/2019	(1,501)	(1,512)
	3.310	01/22/2019	04/22/2019	(2,910)	(2,928)
	3.310	03/04/2019	04/22/2019	(1,086)	(1,089)
	3.320	01/24/2019	04/24/2019	(4,456)	(4,484)
	3.330	02/04/2019	05/06/2019	(20,962)	(21,071)
	3.340	02/06/2019	05/06/2019	(526)	(529)
	3.350	01/10/2019	04/10/2019	(7,407)	(7,463)
	3.360	01/22/2019	04/22/2019	(1,363)	(1,372)
	3.380	01/10/2019	04/10/2019	(6,210)	(6,257)
	3.575	03/18/2019	06/18/2019	(10,247)	(10,261)
	3.650	02/11/2019	05/13/2019	(7,004)	(7,039)
	3.720	01/24/2019	04/24/2019	(17,154)	(17,273)
	3.750	01/10/2019	04/10/2019	(9,038)	(9,114)
	3.929	04/24/2018	04/24/2019	(20,677)	(42,699)
Total Reverse Repurchase Agreements					$(2,788,917)

(l)	Securities with an aggregate market value of $3,462,644 and cash of $584 have been pledged as collateral under the terms of master agreements as of March 31, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended March 31, 2019 was $(2,571,667) at a weighted average interest rate of 2.950%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Frontier Communications Corp.	5.000%	Quarterly	06/20/2020	13.021%	$31,430	$(1,130)	$(1,566)	$(2,696)	$116	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	18.651	2,800	(378)	(427)	(805)	15	0
General Electric Co.	1.000	Quarterly	12/20/2020	0.274	600	(15)	23	8	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.920	2,800	(159)	170	11	2	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.833	13,300	249	868	1,117	0	(26)
						$(1,433)	$(932)	$(2,365)	$133	$(26)

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	102,200	$4,746	$797	$5,543	$0	$(422)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,672)	(6,576)	(8,248)	593	0
Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023		$475,000	(1,829)	(384)	(2,213)	0	(1,677)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		164,300	3,084	(6,399)	(3,315)	0	(351)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		464,100	11,168	(29,334)	(18,166)	0	(1,119)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	2,511	(15,323)	0	(595)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		64,900	1,045	16	1,061	0	(185)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2028		14,000	(49)	(765)	(814)	36	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038		178,500	599	(13,526)	(12,927)	454	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		8,900	825	(663)	162	26	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		173,800	4,758	(2,815)	1,943	864	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	41,800	1,036	2,099	3,135	16	0
Receive	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029	EUR	5,500	(12)	(291)	(303)	23	0
Receive	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		69,700	(616)	(955)	(1,571)	297	0
Receive	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	225,275	(1,636)	(5,854)	(7,490)	30	0
							$3,613	$(62,139)	$(58,526)	$2,339	$(4,349)
Total Swap Agreements							$2,180	$(63,071)	$(60,891)	$2,472	$(4,375)

(n)	Securities with an aggregate market value of $4,087 and cash of $88,624 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2019		$3,611	ARS	148,402	$0	$(278)
BPS	04/2019	ARS	247,499		$5,942	235	0
	04/2019		$5,738	ARS	250,902	53	(6)
	05/2019	ARS	158,052		$3,406	0	(65)
	05/2019		$53	ARS	2,304	0	(2)
BRC	04/2019	MXN	621,299		$32,664	722	0
	05/2019		$32,512	MXN	621,299	0	(724)
CBK	04/2019	AUD	506		$360	1	0
	04/2019	BRL	66,021		16,943	81	0
	04/2019	CAD	1,604		1,194	0	(6)
	04/2019	EUR	865		972	2	0
	04/2019	GBP	15,171		19,826	67	0
	04/2019		$17,082	BRL	66,021	0	(220)
	04/2019		8,233	GBP	6,206	0	(150)
	04/2019		32,188	MXN	621,299	0	(246)
	05/2019	BRL	66,021		$17,050	222	0
FBF	04/2019	ARS	410,375		9,471	7	0
	04/2019		$10,337	ARS	410,375	0	(873)
GLM	04/2019	ARS	1,049,374		$25,266	1,066	0
	04/2019	CAD	2,669		2,033	36	0
	04/2019	EUR	1,038		1,165	1	0
	04/2019	GBP	365,996		486,773	10,081	0
	04/2019		$24,156	ARS	1,049,374	70	(27)
	04/2019		1,882	EUR	1,669	0	(10)
	05/2019	ARS	710,900		$15,513	0	(102)
	06/2019		$33,298	RUB	2,222,448	215	0

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

	07/2019		523	ARS	24,601	0	(25)
HUS	04/2019	PEN	17,220		$5,168	0	(18)
	04/2019		$696	ARS	31,602	7	0
	05/2019		2,387		104,265	0	(115)
JPM	04/2019	EUR	112,605		$128,535	2,221	0
	04/2019		$1,132	EUR	993	0	(18)
	04/2019		5,496	GBP	4,139	0	(106)
	05/2019	EUR	111,846		$125,913	120	0
SCX	04/2019	BRL	66,021		17,630	768	0
	04/2019		$16,943	BRL	66,021	0	(81)
	04/2019		490,911	GBP	370,822	0	(7,934)
	05/2019	GBP	369,085		$489,368	7,903	0
SSB	05/2019	NZD	65		45	0	0
Total Forward Foreign Currency Contracts						$23,878	$(11,006)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	0.693%	$1,120	$(163)	$168	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$7,869	$(1,764)	$1,194	$0	$(570)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	9,700	(605)	(621)	0	(1,226)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	13,200	(1,520)	626	0	(894)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,300	(1,040)	545	0	(495)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	400	(45)	24	0	(21)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	900	(108)	(6)	0	(114)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,600	(146)	73	0	(73)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,800	(594)	337	0	(257)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	13,000	(662)	381	0	(281)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	8,500	(1,150)	(821)	0	(1,971)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	18,900	(1,042)	(1,347)	0	(2,389)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,300	(169)	19	0	(150)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,300	(2,404)	1,253	0	(1,151)
JPS	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	400	(49)	25	0	(24)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	21,800	(2,324)	1,174	0	(1,150)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	8,300	(447)	(602)	0	(1,049)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	6,500	(286)	(10)	0	(296)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,300	(382)	158	0	(224)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	9,300	(1,149)	594	0	(555)
						$(15,886)	$2,996	$0	$(12,890)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

									Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
		iBoxx USD Liquid High	3-Month USD-
GST	Receive	Yield Index	N/A LIBOR	Maturity	09/20/2019	$700	$(4)	$15	$11	$0
Total Swap Agreements							$(16,053)	$3,179	$16	$(12,890)

(p)	Securities with an aggregate market value of $14,688 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$195,503	$85,161	$280,664
Corporate Bonds & Notes
Banking & Finance	0	546,443	31,911	578,354
Industrials	0	702,054	5,343	707,397
Utilities	0	198,199	0	198,199
Convertible Bonds & Notes
Industrials	0	4,203	0	4,203
Municipal Bonds & Notes
Illinois	0	2,628	0	2,628
Iowa	0	1,156	0	1,156
New Jersey	0	0	6,054	6,054
Texas	0	102	0	102
Virginia	0	92	0	92
West Virginia	0	28,333	0	28,333
U.S. Government Agencies	0	129,259	0	129,259
Non-Agency Mortgage-Backed Securities	0	1,410,343	20,339	1,430,682
Asset-Backed Securities	0	1,849,021	59,203	1,908,224
Sovereign Issues	0	160,810	0	160,810
Common Stocks
Consumer Discretionary	19,311	0	0	19,311
Energy	0	496	7,203	7,699
Financials	0	0	4,058	4,058
Utilities	155	499	11,207	11,861
Warrants
Industrials	0	0	735	735
Preferred Securities
Banking & Finance	0	56,281	0	56,281
Industrials	0	0	43,497	43,497
Real Estate Investment Trusts
Real Estate	56,290	0	0	56,290
Short-Term Instruments
Repurchase Agreements	0	168,119	0	168,119
Argentina Treasury Bills	0	3,601	0	3,601
U.S. Treasury Bills	0	18,795	0	18,795

	$75,756	$5,475,937	$274,711	$5,826,404
Investments in Affiliates, at Value
Mutual Funds	0	0	9,803	9,803

Total Investments	$75,756	$5,475,937	$284,514	$5,836,207

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,472	0	2,472
Over the counter	0	23,894	0	23,894
	$0	$26,366	$0	$26,366
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,375)	0	(4,375)
Over the counter	0	(23,896)	0	(23,896)

	$0	$(28,271)	$0	$(28,271)

Total Financial Derivative Instruments	$0	$(1,905)	$0	$(1,905)

Totals	$75,756	$5,474,032	$284,514	$5,834,302

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2019:

Category and Subcategory	Beginning Balance at 06/30/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2019 (1)
Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Dynamic Credit and Mortgage Income Fund	March 31, 2019 (Unaudited)
(Cont.)

Loan Participations and Assignments	$32,361	$32,041	$(16,650)	$(90)	$(653)	$(1,188)	$39,340	$0	$85,161	$(1,081)
Corporate Bonds & Notes
Banking & Finance	55,952	0	(22,657)	(60)	79	(1,403)	0	0	31,911	(1,357)
Industrials	5,522	0	(238)	3	0	56	0	0	5,343	60
Municipal Bonds & Notes
New Jersey	6,040	0	(140)	(3)	0	157	0	0	6,054	150
Non-Agency Mortgage-Backed Securities	21,699	0	(1,748)	46	317	25	0	0	20,339	174
Asset-Backed Securities	80,048	16,411	(366)	601	141	(13,084)	0	(24,548)	59,203	(8,380)
Common Stocks
Energy	15,221	0	(502)	0	263	(7,779)	0	0	7,203	(5,549)
Financials	4,199	0	0	0	0	(141)	0	0	4,058	(141)
Utilities	9,048	0	0	0	0	2,159	0	0	11,207	2,159
Warrants Industrials	648	0	0	0	0	87	0	0	735	87
Preferred Securities
Industrials	42,258	6,506	0	0	0	(5,267)	0	0	43,497	(5,267)
	$272,996	$54,958	$(42,301)	$497	$147	$(26,378)	$39,340	$(24,548)	$274,711	$(19,145)
Investments in Affiliates, at Value
Common Stocks Industrials	10,856	0	0	0	0	(1,053)	0	0	9,803	(1,053)
Totals	$283,852	$54,958	$(42,301)	$497	$147	$(27,431)	$39,340	$(24,548)	$284,514	$(20,198)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2019	Valuation Technique	Unobservable Inputs		Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$31,599	Discounted Cash Flow	Discount Rate		7.750
	430	Proxy Pricing	Base Price		100.212
	53,132	Third Party Vendor	Broker Quote		94.750 - 101.000
Corporate Bonds & Notes
Banking & Finance	9,216	Proxy Pricing	Base Price		99.625
	22,695	Reference Instrument	Option Adjusted Spread		642.930 bps
Industrials	3,583	Proxy Pricing	Base Price		102.000
	1,760	Reference Instrument	Yield		9.870
Municipal Bonds & Notes
New Jersey	6,054	Proxy Pricing	Base Price		93.295
Non-Agency Mortgage-Backed Securities	20,339	Third Party Vendor	Broker Quote		91.320 - 92.710
Asset-Backed Securities	59,203	Proxy Pricing	Base Price		68.540 - 106,117.280
Common Stocks
Energy	174	Other Valuation Techniques(2)	—		—
	7,029	Market Based Liquidity Discount	Liquidity Discount		23.400
Financials	4,058	Fundamental Valuation	Company Equity Value	GBP	861,000,000.000
Utilities	11,207	Indicative Market Quotation	Broker Quote		$39.250
Warrants
Industrials	735	Other Valuation Techniques(2)	—		—
Preferred Securities
Industrials	43,497	Fundamental Valuation	Company Equity Value		$511,381,595.000

Investments in Affiliates, at Value
Common Stocks
Industrials	9,803	Other Valuation Techniques(2)	—		—
Total	$284,514

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company, was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Subsidiary was formed on March 7, 2013. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. The net assets of the Subsidiary as of period end represented 1.0% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

Notes to Financial Statements (Cont.)

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

March 31, 2019 (Unaudited)

financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

An affiliate includes any company in which the Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at March 31, 2019 (amounts in thousands†, except number of shares).

PIMCO Dynamic Credit and Mortgage Income Fund

Notes to Financial Statements (Cont.)

Security Name	Shares Held at 06/30/2018	Shares Purchased	Shares Sold	Shares Held at 03/31/2019	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2019	Dividend Income
Sierra Hamilton Holder LLC	30,136,800	0	0	30,136,800	$0	$(1,053)	$9,803	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RCE	Royal Bank of Canada Europe Limited
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
CFR	Credit Suisse Securities (Europe) Ltd.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets LLC
DBL	Deutsche Bank AG London	JPM	JP Morgan Chase Bank N.A.	RTA	RBC (Barbados) Trading Bank Corp.
DEU	Deutsche Bank Securities, Inc.	JPS	JP Morgan Securities, Inc.	SBI	Citigroup Global Markets Ltd.
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	SCX	Standard Chartered Bank
FBF	Credit Suisse International	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.	SSB	State Street Bank and Trust Co.
FOB	Credit Suisse Securities (USA) LLC	MZF	Mizuho Securities USA	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
CAD	Canadian Dollar	NZD	New Zealand Dollar

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR01M	1 Month USD-LIBOR
ABX.HE	Asset-Backed Securities Index - Home Equity	BP0003M	3 Month GBP-LIBOR	US0003M	3 Month USD Swap Rate
ARLLMONP	Argentina Blended Policy Rate	CMBX	Commercial Mortgage-Backed Index

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	PIK	Payment-in-Kind
ADR	American Depositary Receipt	CDO	Collateralized Debt Obligation	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding